Retirement Plans (Components Of Net Periodic Benefit Cost) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	May 27, 2012	May 29, 2011	May 30, 2010
Defined Benefit Plans
Service cost	$ 5.1	$ 5.9	$ 4.9
Interest cost	9.6	9.5	10.0
Expected return on plan assets	(17.8)	(16.6)	(16.4)
Amortization of unrecognized prior service cost	0.1	0.1	0.1
Recognized net actuarial loss	8.2	4.5	0.3
Net pension and postretirement cost (benefit)	5.2	3.4	(1.1)
Postretirement Benefit Plan
Service cost	0.8	0.9	0.6
Interest cost	1.5	2.3	1.9
Expected return on plan assets	0	0	0
Amortization of unrecognized prior service cost	(0.1)	0	0
Recognized net actuarial loss	0	1.3	0.6
Net pension and postretirement cost (benefit)	$ 2.2	$ 4.5	$ 3.1